Trade and Other Receivables - Schedule of Reconciliation of Movement in the Allowances for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Movement in the Allowances for Expected Credit Losses [Abstract]
Balance	$ 968,322	$ 428,099
Impairment during the year	59,645	562,755
Written off	(58,850)
Currency translation adjustment	57,474	(22,532)
Balance	$ 1,026,591	$ 968,322